Operating Segments (Details)	12 Months Ended
Dec. 31, 2020
Information Technologies (IT) Software solutions and services, Consulting & Management in Israel [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2020, activity in Software solutions and value-added services in Israel accounted for approximately 60% of Matrix’s revenues for approximately 53% of its operating income, respectively.
Information Technologies (IT) Software solutions and services in the U.S [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2020, the activity in the U.S accounted for approximately 9% of Matrix’s revenues and for approximately 18% of its operating income, because of higher operating gross margin in the U.S.
Training and integration [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2020, activity in training and integration accounted for approximately 4% of Matrix’s revenues and for approximately 5% of its operating income, respectively.
Computer infrastructure and integration solutions [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2020, activity in Computer and cloud infrastructure and integration solutions accounted for approximately 22% of Matrix’s revenues and for approximately 15% of its operating income, respectively.
Software Product Marketing And Support [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2020, activity in software product marketing and support accounted for about 5% of Matrix’s revenues and for approximately 9% of its operating income, respectively.
Michpal [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	As of December 31, 2020, Michpal serves approximately 8,000 customers, most of which are long-term customers.